Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income	$ 38,192	$ 16,233	$ 25,327
Other comprehensive income (loss), net of tax
Amortization of unrealized pension and postretirement gain (loss), net of tax of $57 in 2020, $136 in 2019, and $435 in 2018	1,830	(1,150)	1,361
Unrealized gain (loss) on investments, net of tax of $0 in 2020, $351 in 2019, and $31 in 2018	0	1,174	(266)
Unrealized loss on derivative instruments, net of tax of $233 in 2020, $377 in 2019 and $204 in 2018	(692)	(1,261)	(682)
Other comprehensive income (loss), net of tax	1,138	(1,237)	413
Comprehensive income	$ 39,330	$ 14,996	$ 25,740